Annual Fund Operating Expenses - Anfield Universal Fixed Income ETF - Anfield Universal Fixed Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.08%